Convertible Promissory Note Payable	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Convertible Promissory Note Payable

31	Convertible promissory note payable
In October 2015, in connection with the acquisition of Gem Alliance Limited, the Company issued a convertible promissory note (the “Note”) to China Ping An Insurance Overseas (Holdings) Limited (“PAOH”), a subsidiary of Ping An Group, in an aggregate principal amount of USD1,953.8 million. On the same date, PAOH agreed to transfer USD937.8 million of the principal amount of the Note and all rights, benefits and interests attached thereunder to An Ke Technology Company Limited. The Note bears interest paid semi-annually at the rate of 0.7375% per annum. Subject to its terms and conditions, the holders of the Note have the right to convert the Notes into ordinary shares of the Company within the conversion period commencing on the listing day of the Company until the date which is five business days before (and excluding) the eighth anniversary of the issuance date of the Note at the conversion price of USD14.8869 per share.
On August 31, 2020, the Company entered into an amendment and supplemental agreement with PAOH and An Ke Technology Company Ltd. In accordance with this agreement, the holders of the Note can only exercise their conversion right one year after the Company’s listing date. This amendment does not have any material impact to the Group’s financial position and results of operations.

The Group measured the liability component at initial recognition based on its best estimate of the present value of the redemption amount and recognized the residual to the equity component to reflect the value of conversion rights. Subsequent to initial recognition, the liability component of convertible promissory note payable measured at amortized cost using effective interest rate method with interest expenses recorded in the finance costs. The equity component will not be re-measured
subsequently.

	Liabilities	Equity
	RMB’000	RMB’000
Carrying value as of January 1, 2018	8,070,915	5,744,955
Interest accrued at effective interest rate	733,234	—
Interest paid	(98,894)	—
Exchange differences	429,554	—

Carrying value as of December 31, 2018	9,134,809	5,744,955

Interest accrued at effective interest rate	819,754	—
Interest paid	(100,522)	—
Exchange differences	160,336	—

Carrying value as of December 31, 2019	10,014,377	5,744,955

Interest accrued at effective interest rate	883,759	—
Interest paid	(92,981)	—
Exchange differences	(687,967)	—

Carrying value as of December 31, 2020	10,117,188	5,744,955